Finance Expense and Income - Summary of Finance Expense and Income Included in Income Statement (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of finance income expense [line items]
Interest expense	$ (1,541)	$ (1,588)
Interest income	284	240
Interest income on Brazilian tax credits	61	63
Net interest income/(expense)	(1,196)	(1,284)
Accretion expense	(376)	(315)
Interest on pensions	(37)	(37)
Accretion expense and interest on pensions	(413)	(351)
Net foreign exchange gains/(losses)	(128)	(161)
Net gains/(losses) on hedging instruments	(240)	(138)
Bank fees, taxes and other financial expense	(139)	(140)
Other financial income	9	29
Other financial results	(498)	(410)
Net finance income/(expense) excluding exceptional items	(2,107)	(2,046)
Exceptional finance income/(expense)	2,033	368
Net finance income/(expense)	$ (74)	$ (1,678)